Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
March 31, 2022
OFR-NPRT1-0522
1.814656.117
Municipal Bonds - 98.7%
	Principal Amount (a)	Value ($)
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	545,000	572,567
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	355,000	377,654
6.375% 10/1/43 (b)	355,000	373,288
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,014,450
TOTAL GUAM		2,337,959
Ohio - 98.3%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,088,396
Series 2016:
5% 11/15/22	2,020,000	2,061,198
5% 11/15/23	1,000,000	1,045,529
5% 11/15/26	535,000	592,836
5.25% 11/15/32	1,000,000	1,111,097
5.25% 11/15/34	1,500,000	1,663,895
5.25% 11/15/41	10,545,000	11,634,578
5.25% 11/15/46	2,650,000	2,902,196
Akron Income Tax Rev. Series 2022:
4% 12/1/22	1,025,000	1,041,914
4% 12/1/23	1,025,000	1,059,014
4% 12/1/24	1,075,000	1,127,905
4% 12/1/25	1,400,000	1,492,101
4% 12/1/26	1,120,000	1,204,865
4% 12/1/27	1,180,000	1,284,134
4% 12/1/28	1,380,000	1,514,282
4% 12/1/29	1,500,000	1,657,603
4% 12/1/30	1,210,000	1,341,588
4% 12/1/31	1,105,000	1,222,701
4% 12/1/32	1,285,000	1,414,809
4% 12/1/33	1,300,000	1,424,601
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,248,549
5% 8/1/42	4,175,000	4,648,269
Series 2020 A:
4% 12/1/40	7,000,000	7,364,737
5% 12/1/35	750,000	867,700
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,268,607
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	3,995,000	4,201,748
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,089,743
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
4% 6/1/37	2,000,000	2,089,097
4% 6/1/38	1,000,000	1,042,399
4% 6/1/39	1,000,000	1,040,591
4% 6/1/48	5,750,000	5,769,602
5% 6/1/27	1,000,000	1,104,338
5% 6/1/35	2,000,000	2,253,114
5% 6/1/36	2,000,000	2,249,475
Series 2020 B2, 5% 6/1/55	1,500,000	1,561,046
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	4,845,210
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	9,493,968
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	4,716,869
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	1,750,000	1,934,829
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (b)	3,000,000	3,297,061
Series 2019 B:
5% 1/1/23 (b)	1,200,000	1,229,031
5% 1/1/24 (b)	1,200,000	1,259,225
5% 1/1/25 (b)	1,125,000	1,197,750
5% 1/1/26 (b)	710,000	769,725
5% 1/1/27 (b)	700,000	772,160
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	25,000	25,549
Series 2015:
5% 12/1/26	1,500,000	1,656,778
5% 12/1/27	2,000,000	2,203,090
5% 12/1/29	1,250,000	1,376,467
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	692,906
5% 10/1/30	420,000	484,997
5% 10/1/31	650,000	751,203
5% 10/1/33	600,000	691,727
5% 10/1/36	700,000	805,062
5% 10/1/39	2,040,000	2,339,831
5% 10/1/43	5,000,000	5,705,421
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,284,484
Series 2015 A:
5% 12/1/24	3,725,000	3,863,909
5% 12/1/27	1,750,000	1,813,207
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,300,803
5% 11/15/35	1,245,000	1,360,019
5% 11/15/36	450,000	491,246
5% 11/15/45	2,000,000	2,164,531
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	468,839
4% 12/1/34	370,000	407,703
4% 12/1/35	620,000	682,547
4% 12/1/36	1,400,000	1,539,723
4% 12/1/37	1,115,000	1,225,852
4% 12/1/38	650,000	713,581
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (Assured Guaranty Muni. Corp. Insured)	360,000	378,330
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	475,000	509,801
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	200,000	219,644
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	265,000	297,085
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	220,000	250,953
5% 11/15/28 (Assured Guaranty Muni. Corp. Insured)	150,000	173,187
5% 11/15/29 (Assured Guaranty Muni. Corp. Insured)	210,000	241,745
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	530,000	607,181
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	416,680
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	894,314
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,137,511
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	942,732
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,089,546
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,088,493
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,088,069
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	670,686
Series 2020:
5% 1/1/29	1,100,000	1,289,434
5% 1/1/30	2,000,000	2,382,568
5% 1/1/31	2,250,000	2,662,998
5% 1/1/32	1,000,000	1,181,366
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,748,100
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	5,551,002
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,172,558
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	4,251,412
4% 1/1/37	3,755,000	4,129,144
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	368,986
5% 1/1/30	250,000	285,125
5% 1/1/31	525,000	596,949
5% 1/1/32	500,000	567,536
5% 1/1/33	400,000	453,323
5% 1/1/34	300,000	339,570
5% 1/1/35	500,000	565,360
5% 1/1/36	440,000	497,102
5% 1/1/37	400,000	451,384
5% 1/1/39	1,400,000	1,575,601
5% 1/1/40	1,620,000	1,820,802
Series 2020 D:
5% 12/1/26	4,000,000	4,503,424
5% 12/1/27	2,500,000	2,868,148
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,926,534
5% 2/15/27	1,700,000	1,909,494
5% 2/15/28	2,385,000	2,658,400
5% 2/15/30	3,000,000	3,312,966
5% 2/15/31	1,500,000	1,649,432
5% 2/15/32	1,450,000	1,589,265
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,087,097
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,621,545
5% 12/1/51	6,000,000	6,243,608
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,343,000
5% 12/1/26	3,045,000	3,263,372
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	3,881,146
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	2,580,000	2,672,897
Series 2016 C:
4% 11/1/40	3,000,000	3,201,852
5% 11/1/33	2,610,000	2,956,481
5% 11/1/34	2,155,000	2,439,972
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	6,772,632
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	802,092
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,043,900
5% 12/1/27	3,825,000	3,991,008
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,428,629
5% 1/1/36	3,450,000	3,636,025
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	808,344
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,243,568
Series 2020 A:
5% 5/1/45	1,250,000	1,441,018
5% 5/1/50	1,700,000	1,949,739
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	843,470
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,403,732
Lancaster City School District Series 2012, 5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	142,588
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (c)	6,235,000	6,668,960
Series 2019:
5% 2/1/23	100,000	102,610
5% 8/1/24	655,000	694,719
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,194,570
5% 8/1/49	1,750,000	1,963,666
Miami Univ.:
Series 2012, 4% 9/1/28	2,195,000	2,220,037
Series 2022 A:
5% 9/1/25 (d)	780,000	845,686
5% 9/1/26 (d)	820,000	905,885
5% 9/1/27 (d)	575,000	647,309
5% 9/1/28 (d)	520,000	594,089
5% 9/1/29 (d)	545,000	632,647
5% 9/1/30 (d)	500,000	589,513
5% 9/1/31 (d)	700,000	835,864
5% 9/1/32 (d)	735,000	874,745
5% 9/1/33 (d)	780,000	926,690
5% 9/1/34 (d)	1,000,000	1,186,492
Miamisburg City School District Series 2016:
5% 12/1/28 (Pre-Refunded to 12/1/25 @ 100)	500,000	552,446
5% 12/1/29 (Pre-Refunded to 12/1/25 @ 100)	300,000	331,467
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	517,937
5% 12/1/28	1,400,000	1,524,588
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021:
4% 8/1/37	1,125,000	1,191,757
4% 8/1/41	850,000	894,802
4% 8/1/51	2,000,000	2,070,733
5% 8/1/32	750,000	893,645
5% 8/1/36	1,225,000	1,445,818
5% 8/1/38	1,000,000	1,177,466
5% 8/1/39	1,100,000	1,293,158
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,077,180
5% 2/15/48	3,495,000	3,554,813
North Olmsted City School District Series 2015 A:
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	231,575
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	384,204
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,847,202
5% 10/1/33	1,500,000	1,702,626
5% 10/1/35	1,450,000	1,642,677
5% 10/1/36	1,250,000	1,414,727
5% 10/1/37	1,430,000	1,617,662
Ohio Gen. Oblig.:
Series 2016 A, 5% 2/1/31	4,255,000	4,695,129
Series 2021 A:
5% 3/1/40	1,345,000	1,628,375
5% 3/1/41	2,000,000	2,407,941
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2016, 5% 12/1/40	2,000,000	2,223,550
Series 2019 B:
5% 12/1/37	835,000	973,845
5% 12/1/38	1,100,000	1,280,257
5% 12/1/39	775,000	900,728
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,583,994
5% 11/1/29	1,325,000	1,431,801
5% 11/1/30	2,285,000	2,469,182
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	439,052
4% 11/1/45	1,900,000	2,061,521
5% 11/1/30	300,000	360,364
5% 11/1/33	300,000	360,305
5% 11/1/35	300,000	359,458
5% 11/1/41	300,000	356,637
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,692,195
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,531,591
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,404,682
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,889,519
5% 7/1/39	2,640,000	3,046,769
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	422,240
4% 7/1/37	450,000	474,754
5% 7/1/28	400,000	449,952
5% 7/1/29	735,000	827,750
5% 7/1/30	300,000	337,800
5% 7/1/31	400,000	449,965
5% 7/1/33	650,000	729,579
5% 7/1/35	1,550,000	1,737,069
5% 7/1/42	1,400,000	1,558,374
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	1,267,715
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,656,168
5% 9/1/45	4,255,000	4,825,561
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,119,750
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	960,789
5% 2/1/34	1,000,000	1,157,121
5% 2/1/35	800,000	924,672
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	551,406
5% 12/1/24	585,000	596,925
5% 12/1/25	1,000,000	1,020,620
5% 12/1/26	1,195,000	1,219,998
5% 12/1/27	2,300,000	2,348,724
Series 2018 B:
4% 12/1/33	1,155,000	1,228,786
5% 12/1/23	1,000,000	1,048,077
5% 12/1/25	1,065,000	1,165,271
5% 12/1/27	1,000,000	1,133,599
5% 12/1/29	1,310,000	1,490,638
5% 12/1/31	1,130,000	1,285,106
5% 12/1/35	1,000,000	1,134,411
5% 12/1/36	1,000,000	1,133,512
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,080,419
5% 5/1/28	1,000,000	1,079,786
5% 5/1/29	855,000	922,825
5% 5/1/31	1,005,000	1,081,313
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (c)	5,000,000	4,850,400
Series 2019, 4% 10/1/49	3,270,000	3,373,796
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,273,069
Series 2019 B, 4% 1/1/40	3,000,000	3,158,013
Series 2021 B:
5% 1/1/28	3,500,000	4,027,267
5% 1/1/30	2,500,000	2,968,457
5% 1/1/31	2,180,000	2,622,873
5% 1/1/32	1,580,000	1,926,207
5% 1/1/33	2,410,000	2,895,199
5% 1/1/34	2,425,000	2,908,561
5% 1/1/35	230,000	275,494
5% 1/1/36	540,000	646,117
5% 1/1/37	250,000	298,679
5% 1/1/38	855,000	1,019,709
5% 1/1/39	925,000	1,101,295
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/28	720,000	736,330
Series 2016 A, 5% 1/15/41	5,000,000	5,428,259
Series 2020 A, 4% 1/15/50	1,000,000	1,036,349
Series 2020:
4% 11/15/37	1,025,000	1,079,831
4% 11/15/39	1,115,000	1,171,760
4% 11/15/41	1,175,000	1,231,166
5% 11/15/33	1,270,000	1,457,367
5% 11/15/35	1,465,000	1,672,644
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (b)	430,000	446,970
Series 2019 B, 4.5% 3/1/50	5,095,000	5,339,735
(Mtg.-Backed Securities Prog.) Series 2022 A:
5% 3/1/30	400,000	467,951
5% 3/1/31	600,000	706,719
5% 9/1/31	640,000	758,682
Series 2021 C, 3.25% 3/1/51	7,990,000	8,111,853
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Proj.) Series 2022 A:
5% 12/1/27	1,325,000	1,523,921
5% 12/1/28	1,325,000	1,550,978
5% 12/1/29	1,500,000	1,784,645
5% 12/1/30	1,600,000	1,932,534
5% 12/1/31	1,000,000	1,221,487
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,157,643
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	2,863,351
5% 4/1/30	2,250,000	2,535,769
5% 4/1/31	2,000,000	2,252,006
5% 4/1/32	1,115,000	1,253,254
5% 4/1/33	1,850,000	2,077,536
5% 4/1/34	1,000,000	1,121,991
5% 4/1/35	2,395,000	2,683,577
Series 2020 A:
5% 2/1/27	1,325,000	1,500,130
5% 2/1/28	1,865,000	2,151,259
5% 2/1/29	2,875,000	3,374,884
5% 2/1/30	1,045,000	1,246,477
Series 2021 A:
5% 4/1/34	1,430,000	1,714,160
5% 4/1/35	1,660,000	1,987,424
5% 4/1/37	1,680,000	1,992,302
5% 4/1/38	1,000,000	1,179,590
5% 4/1/39	1,000,000	1,174,209
5% 4/1/40	1,110,000	1,301,313
5% 4/1/41	750,000	878,016
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,069,894
5% 6/1/38	3,500,000	3,619,859
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,659,886
(Infrastructure Projs.):
Series 2022 A, 5% 2/15/39 (d)	5,730,000	6,703,526
Series A3, 0% 2/15/37	400,000	159,432
Series A:
5% 2/15/46	7,500,000	8,798,168
5% 2/15/51	9,000,000	10,513,947
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,097,445
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,404,943
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,320,742
Series 2021, 4% 12/1/31	710,000	731,139
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,503,682
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,265,314
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,054,009
5% 2/15/28	5,030,000	5,531,534
5% 2/15/30	3,860,000	4,228,390
5% 2/15/32	2,550,000	2,783,509
5% 2/15/33	2,460,000	2,680,528
5% 2/15/34	4,450,000	4,845,498
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	471,612
5% 1/1/25	1,025,000	1,104,279
5% 1/1/33	5,000,000	5,539,230
Univ. of Cincinnati Gen. Receipts:
Series 2012 C:
4% 6/1/28	10,000	10,122
4% 6/1/28 (Pre-Refunded to 12/1/22 @ 100)	1,990,000	2,023,763
Series 2016 A:
5% 6/1/32	745,000	828,039
5% 6/1/33	800,000	888,160
5% 6/1/34	585,000	648,976
Series 2016 C, 5% 6/1/41	2,585,000	2,869,868
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	661,848
5% 6/1/27	350,000	393,243
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,595,987
5% 12/1/25	1,500,000	1,653,989
5% 12/1/26	1,890,000	2,129,656
5% 12/1/27	1,340,000	1,538,864
5% 12/1/28	1,400,000	1,596,567
5% 12/1/29	825,000	933,356
5% 12/1/30	1,700,000	1,915,628
5% 12/1/31	750,000	843,448
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/27 (Pre-Refunded to 12/1/22 @ 100)	2,330,000	2,386,296
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	1,325,000	1,357,014
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	675,000	691,309
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	85,000	87,054
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	40,000	40,966
Wright State Univ. Gen. Receipts:
Series 2021 A, 5% 5/1/26 (Build America Mutual Assurance Insured)	1,100,000	1,219,553
Series 2022 A:
5% 5/1/23 (Build America Mutual Assurance Insured)	520,000	537,912
5% 5/1/24 (Build America Mutual Assurance Insured)	540,000	572,659
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	531,625
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	576,516
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	614,837
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	648,013
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	698,314
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	276,079
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	298,177
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	314,365
TOTAL OHIO		619,466,727
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	190,000	207,459
TOTAL MUNICIPAL BONDS (Cost $626,734,723)		622,012,145

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $626,734,723)	622,012,145
NET OTHER ASSETS (LIABILITIES) - 1.3%	8,241,122
NET ASSETS - 100.0%	630,253,267

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.